Property and equipment (Detail) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,763,976	$ 1,945,932
Less accumulated depreciation and amortization		(558,837)	(697,959)
Property and equipment, net	$ 1,167,680	1,205,139	1,247,973
Website
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,568	4,568
Computers
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		287,570	166,043
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		70,971	215,439
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		141,977	351,090
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		183,130	114,127
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,075,760	$ 1,094,665